                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For three months ending March 31, 1997
                             (Unaudited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For three months ending March 31, 1997
                              (Unaudited)






                               CONTENTS

                                                            PAGE

          Investment Portfolio
          as of March 31,1997 (Unaudited)                    3-4

          Statement of Assets and Liabilities
          as of March 31,1997 (Unaudited)                     5

          Statement of Operations
          for three months ended March 31, 1997
          (Unaudited)                                         6

          Statement of Changes in Net Assets
          for three months ended March 31, 1997
          (Unaudited)                                         7

          Notes to Financial Statements                      8-9

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of March 31, 1997
                                   (Unaudited)


INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK     88.2%

    COMMUNICATIONS                    8.1%

      Natural Microsystems Corp.                    28,500      $855,000

    CONSUMER                         10.4%

      CompUSA, Inc.                                 90,000     $1,417,500
      Opta Food Ingredients, Inc.                  239,000     $1,314,500
      Safety First                                  65,000       $422,500

    CONTRACT MANUFACTURING            6.9%

      ACT Manufacturing Co.                        100,000     $2,075,000

     DIVERSIFIED INDUSTRIES           6.1%

      Nashua Corp.                                 155,000     $1,860,000

     ELECTRONIC COMPONENTS           14.4%

      CP Clare Corp.                               120,000     $1,260,000
      PCD, Inc.                                    100,000     $1,600,000
      Unitrode                                      46,500     $1,511,250

     ENERGY                           3.1%

      Energy Research Corp.                         93,000        $930,000

     FACTORY AUTOMATION               7.7%

      Concentra                                     141,000        $740,250
      Parametric Technology Corp.                    54,600      $2,463,825


     INTERNET                         3.6%

      CMG Information Services                       90,000       $1,091,250



     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                               Investment Portfolio
                               As of March 31, 1997
                                   (Unaudited)

 INDUSTRY & COMPANY                              Shares       Value

     MEDICAL                          2.8%

        IMNET Systems                            56,396       $845,940

    Networking                        3.2%
        3Coms Corp.                               30,000      $982,500

    SEMICONDUCTORS                    4.9%
        Aseco Corp.                              139,820    $1,485,375

    SOFTWARE                         14.1%

        Datawatch Corp.                           70,000      $284,375
        INSO Corp.                                55,000    $2,065,938
        Restrac                                   80,000      $230,000
        Xionics                                  133,200    $1,681,650

    Total Common Stock    (Cost $25,557,689)               $26,717,065


    PRIVATE HOLDINGS                 11.8%

       Advanced UroScience, Inc.                 275,000    $1,100,000
       Aimtech Corp.                             195,553      $586,659
       Ascent Pharmaceuticals                    153,846      $999,999
       Cerulean Technology                       255,546      $250,001
       Marathon Technologies                      31,250      $250,000
       Sys-Tech Solutions (Conv. Note)               900       $89,986
       Sys-Tech Solutions (Com. Stock)           149,965       $14,996
       Sys-Tech Solutions (Pfd. Stock)             2,777      $277,700

    Total Private Holdings   (Cost $3,421,640)               $3,569,341


    CASH & EQUIVALENTS                  4.0%

        Fidelity Daily Money Market Fund                       $249,374
        Fidelity US Treasury Income Fund                       $940,656
        State Street Repos                                      $34,925

     Total Cash & Equivalents (Cost $1,224,955)              $1,224,955


    SECURITIES SOLD SHORT               -4.1%

        Advanced Fibre Comm.                      (20,000)    ($645,000)
        Biovail Corp. Intl.                       (25,000)    ($581,250)

     Total Securities Sold Short (Cost -$1,295,132)         ($1,226,250)


TOTAL INVESTMENT PORTFOLIO             100%                 $30,275,111
          (Cost $28,920,160)

     The accompanying notes are an integral part of these financial  statements.
                                        4

                    AH&H PARTNERS FUND LIMITED PARTNERSHIP
                    Statement of Assets and Liabilities
                          As of March 31, 1997
                                (Unaudited)



                                                         Quarter Ending
                                                         March 31, 1997
                                                         --------------
ASSETS

  Investments at value (Cost Basis $29,777,317)            $31,074,395
  Cash                                                            $100
  Short Sale Proceeds Receivable                            $1,295,132
  Receivable for Investments Sold                             $518,842
                                                          -------------

Total Assets                                                $32,888,468
                                                          -------------
                                                          -------------
LIABILITIES

  Accrued management fees                                      $78,926
  Accrued incentive fees                                        $1,233
  Accrued capital withdrawals                                  $74,504
  Accrued BOD Fees                                              $2,500
  Payable for Investments Purchased                            $91,875
  Securities sold short at value                            $1,226,250
  (Proceeds receivable $1,295,132)                        -------------

Total Liabilities                                            $1,475,288
                                                          -------------

NET ASSETS                                                  $31,413,181
                                                          -------------
                                                          -------------


     The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Statement of Operations
                      For three months ending March 31, 1997
                                 (Unaudited)



                                                        Quarter Ending
                                                        March 31, 1997
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $32,677
         Interest                                           $34,670
                                                       ----------------
      Total Income                                          $67,347

      Expenses:
         Management Fees                                    $78,926
         Other expenses                                      $2,553
                                                       ---------------
      Total expenses                                        $81,478

     Net investment loss                                   ($14,131)
                                                       ---------------
                                                       ---------------

   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized loss                                      ($245,982)

     Net unrealized depreciation                          ($4,108,261)

     Net loss on investments                              ($4,354,243)
                                                        ---------------

     NET DECREASE IN NET ASSETS                           ($4,368,375)
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                   For three months ending March 31, 1997
                                 (Unaudited)


                                                        Quarter Ending
                                                        March 31, 1997
                                                       ------------------

   INCREASE IN NET ASSETS

      Operations:
        Net investment loss                                 ($14,131)
        Net realized loss                                  ($245,982)
        Net unrealized depreciation                      ($4,108,261)
                                                       ----------------

   Net decrease in net assets from operations            ($4,368,375)

   Contributions to capital                               $1,000,000

   Withdrawals from capital                                 ($74,504)
                                                       -----------------

   DECREASE IN NET ASSETS                                ($3,442,879)

   Net assets at beginning of period                     $34,856,060

   NET ASSETS AT END OF PERIOD                           $31,413,181
                                                       -----------------
                                                       -----------------








     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                   For three months ending March 31, 1997
                                 (Unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                    For three months ending March 31, 1997
                                   (Unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the three months ended March 31, 1997, the Managing
    General Partner received fees of $78,926 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the three months ended March 31, 1997 aggregated $8,048,675 and $769,722, respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.